Consolidated statements of cash flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net profit for the year	S/ 1,670,657	S/ 1,800,179	S/ 383,549
Plus (minus) adjustments to net profit
Impairment loss on loans, net of recoveries	830,551	381,577	2,393,944
Loss (recovery) due to impairment of financial investments	12,752	(30,898)	32,904
Depreciation and amortization	336,226	279,690	268,750
Provision for sundry risks	12,661	14,872	4,918
Deffered Income Tax	(442)	205,752	(308,067)
Net loss (gain) on sale of financial investments	60,448	(288,923)	(185,383)
Net loss (gain) of financial assets at fair value through profit or loss	262,093	(24,800)	(165,883)
Net gain for valuation of investment property	(19,146)	(21,969)	(5,438)
Disposal of fixed assets	(11,780)
Fair value adjustment on the participation held by Interbank in Izipay, Note 1(d)	(222,513)
Exchange difference	36,836	89,320	45,723
Increase in accrued interest receivable	(168,454)	(16,108)	(207,474)
Increase (decrease) in accrued interest payable	121,324	(63,839)	(13,692)
Net changes in assets and liabilities
Net increase in loan portfolio	(3,204,130)	(2,949,964)	(5,663,256)
Net decrease (increase) in other accounts receivable and other assets	331,287	(199,227)	(129,457)
Net decrease (increase) in restricted funds	225,659	(75,308)	620,292
(Decrease) increase in deposits and obligations	(467,213)	1,893,763	9,138,664
(Decrease) increase in due to banks and correspondents	(1,460,227)	(1,138,320)	5,672,189
Increase in other accounts payable, provisions and other liabilities	494,420	2,430,391	1,724,913
Income Tax paid	(334,173)	(280,412)	(379,963)
Decrease (increase) of investments at fair value through profit or loss	481,087	(659,972)	(233,680)
Net cash (used in) provided by operating activities	(1,012,077)	1,345,804	12,993,553
Cash flows from investing activities
Purchase of investments at fair value through other comprehensive income and at amortized cost	(857,589)	(1,911,799)	(3,737,749)
Purchase of property, furniture and equipment	(135,036)	(87,282)	(52,371)
Purchase of intangible assets	(227,270)	(170,528)	(196,056)
Purchase of investment property	(34,760)	(156,892)	(61,243)
Sale of property, furniture and equipment	54,313
Purchase of subsidiaries, net of cash received	(193,215)
Net cash used in investing activities	(1,393,557)	(2,326,501)	(4,047,419)
Cash flows from financing activities
Dividends paid	(751,532)	(633,853)	(698,228)
Issuance of bonds, notes and other obligations			1,150,000
Payments of bonds, notes and other obligations	(137,900)	(91,000)	(837,400)
Net (increase) decrease in receivable inter-bank funds	(266,117)	(11,897)	66,901
Net increase (decrease) in payable inter-bank funds	30,482	(30,945)	(140,167)
Purchase of treasury stock, net		(594)	(2,573)
Dividend payments to non-controlling interest	(4,174)	(30)	(2,202)
Lease payments	(146,982)	(93,379)	(89,162)
Net cash used in financing activities	(1,276,223)	(861,698)	(552,831)
(Net decrease) net increase in cash and cash equivalents	(3,681,857)	(1,842,395)	8,393,303
Translation (loss) gain on cash and cash equivalents	(26,678)	112,787	(99,113)
Cash and cash equivalents at the beginning of the year	16,416,311	18,145,919	9,851,729
Cash and cash equivalents at the end of the year, Note 3.4(ag)	12,707,776	16,416,311	18,145,919
Cash paid by -
Interest	1,395,673	988,315	1,108,310
Dividends	755,706	634,181	700,660
Income Tax	334,173	280,412	379,963
Cash received from -
Interest	5,620,231	4,483,746	4,349,828
Dividends received	88,236	108,931	111,097
Operations that do not generate cash flow -
Recognition of right-of-use assets	33,178	S/ 31,692	S/ 29,070
Effect on the participation in Izipay prior to its acquisition, Note 1(d)	S/ (222,513)